Stockholders' Equity and Stock-Based Compensation (Q3)	9 Months Ended
Sep. 30, 2021
Equity [Abstract]
Stockholders' Equity and Stock-Based Compensation
Note 7 - Stockholders' Equity and Stock-Based Compensation

Public Warrants

In connection with the Business Combination (refer to Note 3 - Business Combination), Billtrust assumed the Public Warrants that had previously been issued by South Mountain. The Public Warrants may only be exercised for a whole number of shares of Class 1 common stock at a price of $11.50 per share. No fractional warrants will be issued upon separation of the units and only whole warrants will trade. Following the closing of the Business Combination, the Company filed a registration statement with the SEC that was declared effective in February 2021 covering the issuance of the shares of Class 1 common stock issuable upon exercise of the Public Warrants and to maintain a current prospectus until the Public Warrants expire or are redeemed. Notwithstanding the above, if the Company's Class 1 common stock is not listed on a national securities exchange such that it satisfies the definition of a “covered security” under Section 18(b)(1) of the Securities Act at the time of any exercise of a Public Warrant, the Company may, at its option, require holders of Public Warrants who exercise their warrants to do so on a “cashless basis” in accordance with Section 3(a)(9) of the Securities Act. In the event the Company so elects, it will not be required to file or maintain in effect a registration statement, but will use its reasonable best efforts to qualify the shares under applicable blue sky laws to the extent an exemption is not available. The Public Warrants expire five years after the completion of a business combination or earlier upon redemption or liquidation.

Once the Public Warrants become exercisable, the Company may redeem them as follows:

i.	In whole and not in part;

ii.	At a price of $0.01 per warrant;

iii.	Upon a minimum of 30 days’ prior written notice of redemption; and

iv.
If, and only if, the reported last sale price of the Company’s Class 1 common stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.

The Company determined the Public Warrants meet the definition of a derivative pursuant to ASC 815 as they are indexed to the Company’s common stock pursuant to ASC 815-40-15-7 and meet all other criteria for equity classification pursuant to ASC 815-40. Therefore as of the Closing Date, the Public Warrants were accounted for within stockholders' equity as a component of additional paid-in capital in the Condensed Consolidated Balance Sheets. As part of this assessment, it was concluded only events that would constitute a fundamental change of ownership could require the Company to settle the warrants for cash.

Common Stock

Each share of Class 1 common stock has the right to one vote. The holders of the common stock are also entitled to receive dividends whenever funds are legally available and if/when declared by the Board of Directors. No dividends have been declared or paid since inception. Each share of Class 2 common stock is the same in all respects as Class 1 common stock, except it does not have voting rights.

Preferred Stock

As of September 30, 2021, the Board of Directors had authorized 10,000,000 shares of preferred stock, par value $0.0001, of which no shares were issued and outstanding.

Equity Incentive Plans

As part of the Business Combination (refer to Note 3 - Business Combination), the Company adopted the 2020 Equity Incentive Plan (the "2020 Plan") and 2020 Employee Stock Purchase Plan (the "2020 ESPP"). These plans are administered by the Board of Directors, which has the authority to designate participants and determine the number and type of awards to be granted and any other terms or conditions of the awards. Awards eligible to be granted include incentive stock options, non-qualified stock options, stock appreciation rights, restricted stock awards, restricted stock unit awards, performance awards, and other awards. The Board of Directors authorized up to 14,526,237 shares of common stock to be granted pursuant to the 2020 Plan and 1,452,623 shares of common stock to be issued pursuant to the 2020 ESPP. Such aggregate number of shares automatically increase on January 1 of each year, for a period of ten years commencing on January 1, 2022 and ending on (and including) January 1, 2031, in an amount equal to four percent (for the 2020 Plan) and one percent (for the 2020 ESPP) of the total number of shares of the Company’s Class 1 and Class 2 common stock outstanding on December 31 of the preceding year. The Board of Directors may act prior to January 1st of a given year to restrict the increase for such year to a lesser number of shares.

In connection with adopting the 2020 Plan and 2020 ESPP, the 2003 Stock Incentive Plan and the 2014 Incentive Compensation Plan (together, the "Prior Plans") were frozen and no further grants can be made pursuant to the Prior Plans. All outstanding options under the Prior Plans were converted to options of the Company using the Conversion Rate applied to the number of options and original exercise price. The converted options continue to vest based upon their original terms.

Stock Options

Stock option activity for the nine months ended September 30, 2021 is presented below (in thousands, except per share and contractual life amounts):

	Number of Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (in Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2020	16,170	$2.69
Granted	8,511	16.56
Exercised	(3,717)	1.50
Forfeited	(617)	10.92
Outstanding at September 30, 2021	20,347	$8.46	8.0	$94,017
Vested and expected to vest at September 30, 2021	17,900	$7.67	7.8	$91,212
Exercisable at September 30, 2021	8,022	$4.71	6.6	$55,794

Restricted Stock Units

Restricted stock units ("RSUs") represent the right to receive one share of Billtrust common stock upon meeting the vesting conditions. Shares are delivered to the grantee upon vesting, less shares for the payment of withholding taxes. The fair value of RSUs is determined based on the closing price of the common stock on the grant date.

Restricted stock unit activity for the nine months ended September 30, 2021 is presented below (in thousands, except per share amounts):

	Number of Shares	Weighted- Average Grant Date Fair Value
Unvested at December 31, 2020	—	$—
Granted (1)	856	16.73
Vested	(189)	16.64
Forfeited (2)	(50)	16.80
Unvested at September 30, 2021	617	$16.75

(1)
No RSUs were granted prior to the Business Combination. 836,208 of the granted shares represent the Earnout RSUs issued as part of the Business Combination (refer to Note 3 - Business Combination for further discussion).

(2)
Includes 29,443 shares of common stock withheld from employees to satisfy the mandatory tax withholding requirements, for which the Company remitted cash of $0.4 million to the appropriate tax authorities.

Employee Stock Purchase Plan ("ESPP")

Under the terms of the 2020 ESPP, on May 26, 2021, the Board of Directors approved the Company's ESPP offering program. With certain limitations, all Billtrust employees whose customary employment is more than 20 hours per week are eligible to participate in the ESPP.

The initial offering period, which consists of one purchase period, commenced on July 1, 2021 and will run through November 30, 2021. Thereafter, each offering period will run for approximately six months, consisting of a single six month purchase period commencing on each successive June 1 and December 1. At the end of each purchase period, employee payroll contributions are used to purchase shares of the Company's common stock. Employees can elect to have up to 15% of their eligible compensation withheld for the purpose of purchasing shares under the ESPP. During an offering period, employees may decrease their contributions to, or withdraw from, the ESPP by the 20th day of the month in which the purchase period ends, and receive a refund of their accumulated payroll contributions.

During each purchase period, the maximum number of shares of common stock that may be purchased by an employee is limited to the number of shares equal to $12,500 divided by the common stock closing price on the first day of a purchase period. The number of shares purchased on any single date, by any one employee, cannot exceed 5,000 shares. The purchase price for each share of common stock purchased is the lower of: (1) 85% of the closing price of the common stock on the first day of the purchase period, or (2) 85% of the closing price of the common stock on the last day of the purchase period.

During the nine months ended September 30, 2021, no shares were purchased or issued pursuant to the 2020 ESPP.

Stock-Based Compensation Expense

The Company records stock-based compensation expense related to all of the Company’s stock-based awards over the requisite service period of the individual grantee, which is generally equal to the vesting period. Stock-based compensation expense was recorded in the following categories in the Condensed Consolidated Statements of Operations and Comprehensive Loss (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Cost of subscription, transaction, and services	$436	$77	$1,284	$166
Research and development	1,210	159	3,524	396
Sales and marketing	984	117	3,276	307
General and administrative	3,284	473	12,362	1,118
Total	$5,914	$826	$20,446	$1,987

The fair value of stock options granted was estimated at the date of grant using the Black-Scholes valuation model with the following assumptions:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Risk-free interest rate	1.0% - 1.2%	0.4% - 0.5%	0.6% - 1.4%	0.4% - 1.6%
Expected dividend yield	—%	—%	—%	—%
Expected volatility	40% - 41%	44% -45%	40% - 42%	39% - 45%
Expected life (in years)	5.5	6.9	5.5	6.9

Weighted average grant date fair value	$4.62	$1.33	$6.45	$1.16

As of September 30, 2021, the total unrecognized stock-based compensation expense related to stock options was $36.5 million. These costs are expected to be recognized over a weighted-average period of 2.9 years.

As of September 30, 2021, the total unrecognized stock-based compensation expense related to RSUs was $9.0 million. These costs are expected to be recognized over a weighted-average period of 2.3 years.